Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31,
($ in millions)	2017	2016

Land	$172	$105
Buildings	1,390	1,301
Machinery and equipment	5,282	4,723
Construction-in-progress	542	503
	7,386	6,632
Accumulated depreciation	(2,776)	(2,245)
	$4,610	$4,387